Nov. 01, 2019

J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Prospectus dated March 1, 2019, as supplemented

JPMorgan Diversified Alternatives ETF

JPMorgan Event Driven ETF

JPMorgan Long/Short ETF

JPMorgan Managed Futures Strategy ETF

Prospectus dated March 1, 2019, as supplemented

JPMorgan BetaBuilders MSCI US REIT ETF

Prospectus dated July 1, 2019

JPMorgan Core Plus Bond ETF

JPMorgan Corporate Bond Research Enhanced ETF

JPMorgan Global Bond Opportunities ETF JPMorgan Municipal ETF

JPMorgan U.S. Aggregate Bond ETF

JPMorgan Ultra-Short Income ETF

JPMorgan Ultra-Short Municipal Income ETF

JPMorgan USD Emerging Markets Sovereign Bond ETF

Prospectus dated July 1, 2019, as supplemented

JPMorgan High Yield Research Enhanced ETF (formerly JPMorgan Disciplined High Yield ETF)

Prospectus dated September 9, 2019, as supplemented

(the “Funds”)

(series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated November 1, 2019

to the Summary Prospectuses and Prospectuses

At special meetings of shareholders, shareholders of each Fund recently approved a new management agreement (the “Management Agreement”). Effective immediately, the Management Agreement replaces each Fund’s prior investment advisory agreement and its prior administration expense limitation agreements, and each Fund has implemented a unitary management fee in lieu of the fee structure previously in place for the Fund. As a result, the Management Agreement replaced each Fund’s prior investment advisory agreement as well as its prior administration and expense limitation agreements.

Changes to the Annual Fund Operating Expenses. Effective immediately, the “Annual Fund Operating Expenses” table in “Fees and Expenses of the Fund” in the Risk/Return Summary for each Fund is deleted and replaced with the following, as applicable:

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan BetaBuilders Canada ETF	JPMorgan BetaBuilders Developed Asia ex-Japan ETF	JPMorgan BetaBuilders Europe ETF	JPMorgan BetaBuilders Japan ETF	JPMorgan BetaBuilders MSCI US REIT ETF
Management Fee	0.19%	0.19%	0.09%	0.19%	0.11%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.19%	0.19%	0.09%	0.19%	0.11%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan Core Plus Bond ETF	JPMorgan Corporate Bond Research Enhanced ETF	JPMorgan Diversified Alternatives ETF	JPMorgan Diversified Return Emerging Markets Equity ETF	JPMorgan Diversified Return Europe Equity ETF
Management Fee	0.40%	0.14%	0.85%	0.44%	0.37%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.40%	0.14%	0.85%	0.44%	0.37%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan Diversified Return Global Equity ETF	JPMorgan Diversified Return International Equity ETF	JPMorgan Diversified Return U.S. Equity ETF	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPMorgan Diversified Return U.S. Small Cap Equity ETF
Management Fee	0.29%	0.37%	0.18%	0.24%	0.29%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.29%	0.37%	0.18%	0.24%	0.29%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan Event Driven ETF	JPMorgan Global Bond Opportunities ETF	JPMorgan High Yield Research Enhanced ETF (formerly JPMorgan Disciplined High Yield ETF)	JPMorgan Long/Short ETF	JPMorgan Managed Futures Strategy ETF
Management Fee	0.85%	0.50%	0.24%	0.69%	0.59%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.85%	0.50%	0.24%	0.69%	0.59%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan Municipal ETF	JPMorgan U.S. Aggregate Bond ETF	JPMorgan U.S. Dividend ETF	JPMorgan U.S. Minimum Volatility ETF	JPMorgan U.S. Momentum Factor ETF
Management Fee	0.24%	0.07%	0.12%	0.12%	0.12%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.24%	0.07%	0.12%	0.12%	0.12%

ANNUAL FUND OPERATING EXPENSES* (Expenses that you pay each a year as a percentage of the value of your investment)

	JPMorgan U.S. Quality Factor ETF	JPMorgan U.S. Value Factor ETF	JPMorgan Ultra-Short Income ETF	JPMorgan Ultra-Short Municipal Income ETF	JPMorgan USD Emerging Markets Sovereign Bond ETF
Management Fee	0.12%	0.12%	0.18%	0.18%	0.39%

Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses	0.12%	0.12%	0.18%	0.18%	0.39%

*
The management agreement for the Funds provides that, for each Fund, the adviser will pay substantially all expenses of the Fund, except for the management fees, payments under the Fund’s 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of a Fund’s business. Each Fund shall be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with that Fund’s securities lending program, if applicable.

Changes to the Expense Example. Effective immediately, the Example table for each Fund is deleted and replaced with the following, as applicable:

	1 Year	3 Years	5 Years	10 Years
JPMorgan BetaBuilders Canada ETF	$19	$61	$107	$243
JPMorgan BetaBuilders Developed Asia ex-Japan ETF	$19	$61	$107	$243
JPMorgan BetaBuilders Europe ETF	$9	$29	$51	$115
JPMorgan BetaBuilders Japan ETF	$19	$61	$107	$243
JPMorgan BetaBuilders MSCI US REIT ETF	$11	$35	$62	$141
JPMorgan Core Plus Bond ETF	$41	$128	$224	$505
JPMorgan Corporate Bond Research Enhanced ETF	$14	$45	$79	$179
JPMorgan Diversified Alternatives ETF	$87	$271	$471	$1,049
JPMorgan Diversified Return Emerging Markets Equity ETF	$45	$141	$246	$555
JPMorgan Diversified Return Europe Equity ETF	$38	$119	$208	$468
JPMorgan Diversified Return Global Equity ETF	$30	$93	$163	$368
JPMorgan Diversified Return International Equity ETF	$38	$119	$208	$468
JPMorgan Diversified Return U.S. Equity ETF	$18	$58	$101	$230
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	$25	$77	$135	$306
JPMorgan Diversified Return U.S. Small Cap Equity ETF	$30	$93	$163	$368
JPMorgan Event Driven ETF	$87	$271	$471	$1,049
JPMorgan Global Bond Opportunities ETF	$51	$160	$280	$628
JPMorgan High Yield Research Enhanced ETF (formerly JPMorgan Disciplined High Yield ETF)	$25	$77	$135	$306
JPMorgan Long/Short ETF	$70	$221	$384	$859
JPMorgan Managed Futures Strategy ETF	$60	$189	$329	$738
JPMorgan Municipal ETF	$25	$77	$135	$306
JPMorgan U.S. Aggregate Bond ETF	$7	$23	$40	$90
JPMorgan U.S. Dividend ETF	$12	$39	$68	$154
JPMorgan U.S. Minimum Volatility ETF	$12	$39	$68	$154
JPMorgan U.S. Momentum Factor ETF	$12	$39	$68	$154
JPMorgan U.S. Quality Factor ETF	$12	$39	$68	$154
JPMorgan U.S. Value Factor ETF	$12	$39	$68	$154
JPMorgan Ultra-Short Income ETF	$18	$58	$101	$230
JPMorgan Ultra-Short Municipal Income ETF	$18	$58	$101	$230
JPMorgan USD Emerging Markets Sovereign Bond ETF	$40	$125	$219	$493

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE